Share capital and share based payments - Disclosure of Changes in Share Capital (Details) - EUR (€)																						12 Months Ended
	Dec. 31, 2025	Dec. 18, 2025	Nov. 27, 2025	Nov. 17, 2025	Aug. 18, 2025	Jul. 31, 2025	Jul. 25, 2025	Jul. 17, 2025	Jul. 03, 2025	May 05, 2025	Apr. 24, 2025	Dec. 31, 2024	Dec. 05, 2024	Jul. 05, 2024	Jun. 10, 2024	Dec. 31, 2023	Dec. 15, 2023	Oct. 03, 2023	Sep. 18, 2023	Jul. 06, 2023	Apr. 14, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of changes in the share capital
Balance at beginning of period																						€ 8,834,000	€ 51,901,000	€ 54,151,000
Nominal value (in EUR per share)	€ 0.05											€ 0.05				€ 0.05						€ 0.05	€ 0.05	€ 0.05	€ 0.05
Exercise and subscription of equity instruments																						€ 49,000	€ 94,000	€ 395,000
Share-based payment																						2,567,000	3,944,000	4,256,000
Balance at end of period	€ (21,704,000)											€ 8,834,000				€ 51,901,000						€ (21,704,000)	€ 8,834,000	€ 51,901,000
Exercise of share warrants
Disclosure of changes in the share capital
Nominal value (in EUR per share)											€ 0.05				€ 0.05					€ 0.05	€ 0.05
Common shares
Disclosure of changes in the share capital
Nominal value (in EUR per share)		€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05		€ 0.05	€ 0.05	€ 0.05	€ 0.05		€ 0.05	€ 0.05	0.05				€ 0.05		0.05
Definitive acquisition of free shares
Disclosure of changes in the share capital
Nominal value (in EUR per share)												€ 0.05			€ 0.05	€ 0.05		€ 0.05			€ 0.05		€ 0.05	€ 0.05
Subsciption of share warrants
Disclosure of changes in the share capital
Nominal value (in EUR per share)							€ 0										€ 0
Common shares
Disclosure of changes in the share capital
Balance at beginning of period (in shares)																						83,830,336	80,860,563	80,212,069
Nominal value (in EUR per share)	€ 0.05																					€ 0.05
Exercise and subscription of equity instruments (in shares)																						1,543,000	1,137,000	648,000
Balance at end of period (in shares)	93,719,323											83,830,336				80,860,563						93,719,323	83,830,336	80,860,563
Common shares | Exercise of share warrants
Disclosure of changes in the share capital
Exercise and subscription of equity instruments (in shares)											8,345,387									66,410	14,550
Common shares | Common shares
Disclosure of changes in the share capital
Exercise and subscription of equity instruments (in shares)													1,832,899		38,100				650		60,300
Exercise and subscription of equity instruments through conversion (in shares)	1,521,500	1,300	7,150	3,900	650	650		650	7,150	650				1,950
Common shares | Definitive acquisition of free shares
Disclosure of changes in the share capital
Exercise and subscription of equity instruments (in shares)												1,028,080			68,744			128,061			163,293
Exercise and subscription of equity instruments through conversion (in shares)																215,230
Common shares | Subsciption of share warrants
Disclosure of changes in the share capital
Exercise and subscription of equity instruments (in shares)							0										0
Preferred shares
Disclosure of changes in the share capital
Balance at beginning of period (in shares)																						14,075	14,090	14,095
Balance at end of period (in shares)	13,905											14,075				14,090						13,905	14,075	14,090
Preferred shares | Exercise of share warrants
Disclosure of changes in the share capital
Exercise and subscription of equity instruments (in shares)											0									0	0
Preferred shares | Common shares
Disclosure of changes in the share capital
Exercise and subscription of equity instruments (in shares)													0		0				5		0
Exercise and subscription of equity instruments through conversion (in shares)		(10)	(55)	(30)	(5)	(5)		(5)	(55)	(5)				(15)
Preferred shares | Definitive acquisition of free shares
Disclosure of changes in the share capital
Exercise and subscription of equity instruments (in shares)												0			0			0			0
Exercise and subscription of equity instruments through conversion (in shares)																0
Preferred shares | Subsciption of share warrants
Disclosure of changes in the share capital
Exercise and subscription of equity instruments (in shares)							0										0
Share capital
Disclosure of changes in the share capital
Balance at beginning of period																						€ 4,192,221	€ 4,043,733	€ 4,011,308
Exercise and subscription of equity instruments																						77,000	57,000	32,000
Share issue related cost													€ 0
Share-based payment	€ 0											€ 0				€ 0
Balance at end of period	4,686,661											4,192,221				4,043,733						4,686,661	4,192,221	4,043,733
Share capital | Exercise of share warrants
Disclosure of changes in the share capital
Exercise and subscription of equity instruments											417,269									€ 3,321	€ 728
Share capital | Common shares
Disclosure of changes in the share capital
Exercise and subscription of equity instruments													91,645		1,905				€ 33		3,015
Exercise and subscription of equity instruments through conversion	76,075	€ 65	€ 355	€ 194	€ 32	€ 32		€ 32	€ 355	€ 32				€ 97
Share capital | Definitive acquisition of free shares
Disclosure of changes in the share capital
Exercise and subscription of equity instruments												51,404			3,437			€ 6,403			8,165
Exercise and subscription of equity instruments through conversion																10,762
Share capital | Subsciption of share warrants
Disclosure of changes in the share capital
Exercise and subscription of equity instruments							€ 0										€ 0
Share premium
Disclosure of changes in the share capital
Balance at beginning of period																						390,979,449	384,255,036	379,636,745
Exercise and subscription of equity instruments																						(28,000)	37,000	363,000
Share issue related cost											(67,963)		(24,150)
Share-based payment	2,567,446											3,944,383				4,255,748						2,567,000	3,944,000	4,256,000
Balance at end of period	408,033,490											390,979,449				384,255,036						€ 408,033,490	€ 390,979,449	€ 384,255,036
Share premium | Exercise of share warrants
Disclosure of changes in the share capital
Exercise and subscription of equity instruments											€ 14,582,729									€ 142,991	28,955
Share premium | Common shares
Disclosure of changes in the share capital
Exercise and subscription of equity instruments													€ 2,767,677		91,440				€ (33)		168,840
Exercise and subscription of equity instruments through conversion	€ (76,075)	€ (65)	€ (355)	€ (194)	€ (32)	€ (32)		€ (32)	€ (355)	€ (32)				€ (97)
Share premium | Definitive acquisition of free shares
Disclosure of changes in the share capital
Exercise and subscription of equity instruments												€ (51,404)			€ (3,437)			€ (6,403)			€ (8,165)
Exercise and subscription of equity instruments through conversion																€ (10,762)
Share premium | Subsciption of share warrants
Disclosure of changes in the share capital
Exercise and subscription of equity instruments							€ 49,000										€ 47,120